Acquisitions and disposals (Details 1) - Shufersal Ltd. [Member] $ in Millions	12 Months Ended
Jun. 30, 2018 ARS ($)
Disclosure of detailed information about business combination [line items]
Cash received	$ 6,420
Remediation of the fair value of the remaining interest	13,164
Total	19,584
Net assets disposed including goodwill	(8,501)
Gain from the sale of a subsidiary, net of taxes	$ 11,083 [1]

[1]	Includes Ps. 2,643 as a result of the sale and Ps. 8,440 as a result of the remeasurement at the fair value of the new stake.